Land use rights, net (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Land Use Rights, Net [Line Items]
Land use rights	¥ 35,481	¥ 15,253
Less: accumulated amortization	(1,633)	(925)
Net book value	33,848	14,328		$ 4,907
Amortization expenses	693	276	¥ 229
Amortization expenses related to the land use rights for future periods
2023	791
2024	791
2025	791
2026	791
2027	791
2028 and thereafter	29,893
Impairment charge	¥ 0	¥ 0	¥ 0